CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Net income	$ 5,445	$ 3,624	$ 4,055
Foreign currency translation adjustments	(5,325)	1,477	1,172
Other comprehensive income	120	5,101	5,227
Net earnings attributable to non-controlling interests	(2,106)	(2,159)	(2,478)
Other comprehensive income (loss) attributable to non-controlling interests	2,265	(624)	(491)
Comprehensive income attributable to Optibase LTD.	$ 279	$ 2,318	$ 2,258